Intangible Assets and Goodwill	12 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets and Goodwill
8.	Intangible Assets and Goodwill

The following tables present certain information regarding our intangible assets. Amortizable intangible assets are being amortized on a straight-line basis over their estimated useful lives of ten years with no estimated residual values, which materially approximates the expected pattern of use.

	September 30, 2017	September 24, 2016
Trademarks	$18,119	$17,592
Customer relationships	15,485	15,035
	33,604	32,627
Less: accumulated amortization	(24,364)	(20,393)
	$9,240	$12,234

The aggregate intangible asset amortization expense for the periods ended September 30, 2017, September 24, 2016 and September 26, 2015 amounted to $3,183, $3,623 and $3,889, respectively.

The estimated intangible asset amortization expense for the periods ending September 30 are as follows:

Fiscal period ending September 30,
2018	$3,339
2019	3,339
2020	2,562
Total	$9,240

Goodwill

The difference in the carrying amount of goodwill at September 30, 2017 and September 24, 2016 (amounting to $1,371), as reported in the accompanying consolidated balance sheets is attributable to foreign currency translation adjustments.